Loans and Other Borrowings - Summary of Facilities Provided by Banks (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of facilities provided by banks [line items]
Utilised facilities		$ 125
Unutilised facilities provided by banks	$ 1,400	1,279
Total	1,400	1,404
Committed [member]
Disclosure of facilities provided by banks [line items]
Utilised facilities		125
Unutilised facilities provided by banks	1,350	1,225
Total	1,350	1,350
Uncommitted [member]
Disclosure of facilities provided by banks [line items]
Unutilised facilities provided by banks	50	54
Total	$ 50	$ 54